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                                                 [NEWSPAPER STOCK LISTING PHOTO]

Semiannual Report February 28, 2002


                                   EATON VANCE
                                     GROWTH
                                      FUND

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[NYSE TRADING FLOOR PHOTO]

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

[PHOTO OF ARIEH COLL]

Arieh Coll
Portfolio Manger


- The longest economic expansion in U.S. history ended in 2001, as the economy entered a recession for the first time in a decade. Economic weakness was exacerbated on a global level by the terrorist attacks on the U.S., which dealt a blow to already-damaged markets. However, the U.S. economy demonstrated its resilience in the fourth quarter, registering a 1.7% rise in GDP, suggesting a confidence in the salutary effects of the Federal Reserve's rate easings, and that a consumer-led rebound was already under way.


THE FUND
--------------------------------------------------------------------------------

   The Past Six Months

- During the six months ended February 28, 2002, the Fund's Class A shares had a total return of -7.66%. This return was the result of a decrease in net asset value (NAV) to $5.79 on February 28, 2002 from $6.27 on August 31, 2001. (1)

- The Fund's Class B shares had a total return of -7.90% during the period, the result of a decrease in NAV to $11.20 from $12.16.(1)

- The Fund's Class C shares had a total return of -7.89% during the period, the result of a decrease in NAVto $9.69 from $10.52.(1)

   Management Discussion

- The Fund's performance for the six-month period was negative, consistent with the September downturn in the stock markets and subsequent stock turbulence, especially in the more volatile technology sector.

- There were a number of stocks that added value to our performance over the six-month period. Hollywood Entertainment was up very strongly in 2001, for example, after a debt covenant renegotiation reassured investors. MIM, a prescription/ pharmacy benefit manager, had doubled in price by year-end. On the downside, an overweighting in technology was a drag on performance. Over the period, the Fund tended to be more heavily invested in technology stocks than the S&P 500 Index(2) because of our more bullish stance on the economy: cyclical groups such as technology generally benefit from an improving economy. In the first week of March 2002, economic indicators began to validate our belief that the economy is getting stronger, a message reinforced by Federal Reserve Chairman Alan Greenspan in his testimony before the House of Representatives. After a negative six-month period, the Fund was up strongly in March (10.71% for Class A shares).(1)

- When choosing investments, we generally seek to invest in growth companies with attractive financial characteristics in order to meet our objective of achieving capital growth. Such a company may have a unique or enduring competitive advantage, such as a large or unpenetrated market opportunity, which would allow it to grow earnings per share, or one might have the potential to sustain a high return on equity and ample free cash flow. These company attributes are typically only possible if the firm has superior management focused on constantly innovating and staying ahead of the competition. We have an extensive list of companies that fit this profile, some of which we own, while in other cases, we are waiting to invest in the stocks at more attractive, reasonable prices.

-  We believe that valuations for equities are a function of earnings per share
   (EPS); thus, if we have high EPS growth in the near future, we could see much stronger stock market returns as a result. We further believe that corporate profits should recover going forward, driven by the recovering economy.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(3)                                      CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -12.67%   -13.18%   -13.17%
Five Years                                            1.33      0.51      0.31
Ten Years                                             5.58      N.A.      N.A.
Life of Fund+                                         9.31      6.51      5.92

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -17.64%   -17.52%   -14.04%
Five Years                                            0.13      0.22      0.31
Ten Years                                             4.96      N.A.      N.A.
Life of Fund+                                         9.18      6.51      5.92

+ Inception Dates -- Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94


TEN LARGEST EQUITY HOLDINGS(4) By total net assets
--------------------------------------------------------------------------------
Gymboree Corp.                       5.0%
Hotel Reservations Network, Inc.     5.0
Progressive Corp.                    4.3
Alliant Techsystems, Inc.            3.8
Hollywood Entertainment Corp.        3.7
MIM Corp.                            3.7
Hanover Compressor Co.               3.3
NBTY, Inc.                           3.3
Capital One Financial Corp.          3.2
ASM International N.V.               2.9


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 38.2% of the Portfolio's total net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
--------------------------------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $96,139,243)                                   $110,650,167
Receivable for Fund shares sold                                            7,774
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        $110,657,941
--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                    $    192,215
Payable to affiliate for service fees                                     46,868
Accrued expenses                                                          48,377
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $    287,460
--------------------------------------------------------------------------------
NET ASSETS                                                          $110,370,481
--------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                     $129,707,431
Accumulated net realized loss from Portfolio (computed on the
   basis of identified cost)                                         (33,314,695)
Accumulated net investment loss                                         (533,179)
Net unrealized appreciation from Portfolio (computed on the basis
   of identified cost)                                                14,510,924
--------------------------------------------------------------------------------
TOTAL                                                               $110,370,481
--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
NET ASSETS                                                          $ 98,024,751
SHARES OUTSTANDING                                                    16,928,737
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial interest
      outstanding)                                                  $       5.79
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $5.79)                                 $       6.14
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
NET ASSETS                                                          $  9,164,628
SHARES OUTSTANDING                                                       818,429
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of beneficial interest
      outstanding)                                                  $      11.20
--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------
NET ASSETS                                                          $  3,181,102
SHARES OUTSTANDING                                                       328,400
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of beneficial interest
      outstanding)                                                  $       9.69
--------------------------------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
--------------------------------------------------------------------------------
Dividends allocated from Portfolio (net of foreign taxes, $533)     $    182,757
Interest allocated from Portfolio                                         56,560
Expenses allocated from Portfolio                                       (435,706)
--------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                  $   (196,389)
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Trustees' fees and expenses                                         $      2,012
Distribution and service fees
   Class A                                                               128,246
   Class B                                                                47,421
   Class C                                                                15,281
Transfer and dividend disbursing agent fees                               94,987
Registration fees                                                         21,982
Legal and accounting services                                              8,482
Printing and postage                                                       6,861
Custodian fee                                                              6,354
Miscellaneous                                                              5,164
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $    336,790
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 $   (533,179)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $(10,276,649)
--------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $(10,276,649)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $  1,295,399
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $  1,295,399
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    $ (8,981,250)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $ (9,514,429)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                                       (UNAUDITED)        AUGUST 31, 2001
------------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                              $        (533,179) $    (1,114,541)
   Net realized loss                                                      (10,276,649)     (22,097,031)
   Net change in unrealized appreciation (depreciation)                     1,295,399      (16,482,077)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $      (9,514,429) $   (39,693,649)
------------------------------------------------------------------------------------------------------
Distributions to shareholders -- *
   From net realized gain
      Class A                                                       $              --  $   (35,177,482)
      Class B                                                                      --       (1,944,454)
      Class C                                                                      --         (390,374)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $              --  $   (37,512,310)
------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $      19,891,733  $     3,487,569
      Class B                                                               1,694,512        1,932,839
      Class C                                                               1,886,838        1,466,288
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                      --       30,351,597
      Class B                                                                      --        1,734,812
      Class C                                                                      --          374,397
   Cost of shares redeemed
      Class A                                                             (23,251,347)     (17,759,115)
      Class B                                                              (1,559,238)      (4,466,423)
      Class C                                                              (1,071,034)        (962,649)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS  $      (2,408,536) $    16,159,315
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                          $     (11,922,965) $   (61,046,644)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of period                                              $     122,293,446  $   183,340,090
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                    $     110,370,481  $   122,293,446
------------------------------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                    $        (533,179) $            --
------------------------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS A
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 6.270          $ 10.360       $  9.950      $ 10.320     $ 10.360     $  9.240
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           $ 0.025          $ (0.049)      $ (0.020)     $  0.008     $  0.044     $  0.020
Net realized and unrealized
   gain (loss)                          (0.505)           (1.811)         0.771         2.153        0.111        2.845
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.480)         $ (1.860)      $  0.751      $  2.161     $  0.155     $  2.865
------------------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------------------
From net investment income             $    --          $     --       $     --      $ (0.039)    $     --     $ (0.037)
From net realized gain                      --            (2.230)        (0.341)       (2.492)      (0.195)      (1.652)
From paid-in capital                        --                --             --            --           --       (0.056)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --          $ (2.230)      $ (0.341)     $ (2.531)    $ (0.195)    $ (1.745)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 5.790          $  6.270       $ 10.360      $  9.950     $ 10.320     $ 10.360
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (7.66)%          (22.80)%         7.74%        21.14%        1.45%       33.01%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $98,025          $109,847       $164,388      $171,752     $159,602     $165,676
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  1.25%(4)          1.23%          1.09%         1.03%        1.08%        1.01%
   Interest expense(3)                    0.01%(4)          0.04%          0.01%           --           --           --
   Net investment income
      (loss)                              0.84%(4)         (0.70)%        (0.21)%        0.09%        0.37%        0.19%
Portfolio Turnover of the
   Portfolio                               154%              301%           274%           34%          55%          28%
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS B
                                  -----------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999        1998
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $12.160           $18.140        $17.330      $16.490     $16.560
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income (loss)           $ 0.092           $(0.195)       $(0.180)     $(0.135)    $(0.079)
Net realized and unrealized
   gain (loss)                          (1.052)           (3.555)         1.331        3.467       0.204
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.960)          $(3.750)       $ 1.151      $ 3.332     $ 0.125
---------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $(2.230)       $(0.341)     $(2.492)    $(0.195)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(2.230)       $(0.341)     $(2.492)    $(0.195)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $11.200           $12.160        $18.140      $17.330     $16.490
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (7.90)%          (23.53)%         6.74%       20.28%       0.72%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 9,165           $ 9,863        $16,178      $18,553     $17,359
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  2.00%(4)          1.98%          1.94%        1.85%       1.93%
   Interest expense(3)                    0.01%(4)          0.04%          0.01%          --          --
   Net investment income
      (loss)                              1.60%(4)         (1.44)%        (1.05)%      (0.74)%     (0.48)%
Portfolio Turnover of the
   Portfolio                               154%              301%           274%          34%         55%
---------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS C
                                  -----------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999        1998
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.520           $16.000        $15.330      $14.840     $14.940
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income (loss)           $ 0.081           $(0.172)       $(0.159)     $(0.109)    $(0.079)
Net realized and unrealized
   gain (loss)                          (0.911)           (3.078)         1.170        3.091       0.174
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.830)          $(3.250)       $ 1.011      $ 2.982     $ 0.095
---------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $(2.230)       $(0.341)     $(2.492)    $(0.195)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(2.230)       $(0.341)     $(2.492)    $(0.195)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.690           $10.520        $16.000      $15.330     $14.840
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (7.89)%          (23.56)%         6.70%       20.16%       0.60%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,181           $ 2,584        $ 2,774      $ 3,244     $ 2,316
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  2.00%(4)          1.98%          1.94%        1.91%       1.94%
   Interest expense(3)                    0.01%(4)          0.04%          0.01%          --          --
   Net investment income
      (loss)                              1.62%(4)         (1.48)%        (1.05)%      (0.80)%     (0.51)%
Portfolio Turnover of the
   Portfolio                               154%              301%           274%          34%         55%
---------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at February 28, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2001, the Fund for federal income tax purposes, had a capital loss carryover of $71,466 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on August 31, 2009. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $37,512,310 as a long-term taxable gain distribution for its taxable year ended August 31, 2001. At August 31, 2001, net capital losses of $21,747,604 attributable to security transactions incurred after October 31, 2000, are treated as arising on the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                             3,246,622             511,844
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --           3,751,383
    Redemptions                                      (3,849,348)         (2,602,218)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (602,726)          1,661,009
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               143,619             141,177
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --             109,375
    Redemptions                                        (136,434)           (331,106)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               7,185             (80,554)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               190,832             125,303
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --              27,308
    Redemptions                                        (108,028)            (80,385)
    -------------------------------------------------------------------------------
    NET INCREASE                                         82,804              72,226
    -------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,539 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   theretofore paid to EVD by each respective class. The Fund paid or accrued $35,566 and $11,461 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At February 28, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $115,000 and $535,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2002 amounted to $128,246, $11,855, and $3,820 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $40,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares for the six months ended February 28, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $23,481,977 and $26,120,670 respectively, for the six months ended February 28, 2002.

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.0%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                          60,000      $  1,540,800
TMP Worldwide, Inc.(1)                         62,000         1,731,040
-----------------------------------------------------------------------
                                                           $  3,271,840
-----------------------------------------------------------------------
Aerospace and Defense -- 3.8%
-----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                   45,000      $  4,225,950
-----------------------------------------------------------------------
                                                           $  4,225,950
-----------------------------------------------------------------------
Broadcasting -- 1.6%
-----------------------------------------------------------------------
Univision Communications, Inc.(1)              10,000      $    412,400
USA Networks, Inc.(1)                          45,000         1,330,200
-----------------------------------------------------------------------
                                                           $  1,742,600
-----------------------------------------------------------------------
Computer Software & Services -- 0.4%
-----------------------------------------------------------------------
Centra Software, Inc.(1)                       80,000      $    464,000
-----------------------------------------------------------------------
                                                           $    464,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.1%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   27,000      $    576,180
McData Corp. Class B(1)                        41,000           656,000
-----------------------------------------------------------------------
                                                           $  1,232,180
-----------------------------------------------------------------------
Contract Manufacturing -- 2.7%
-----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                 90,000      $  2,376,000
Merix Corp.(1)                                 35,000           568,750
-----------------------------------------------------------------------
                                                           $  2,944,750
-----------------------------------------------------------------------
Drugs -- 6.7%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                       140,600      $  2,432,380
AmerisourceBergen Corp.                        20,500         1,387,850
Biovail Corp.(1)                               50,200         2,384,500
Taro Pharmaceutical Industries Ltd.(1)         40,000         1,204,400
-----------------------------------------------------------------------
                                                           $  7,409,130
-----------------------------------------------------------------------
Electronics - Instruments -- 1.6%
-----------------------------------------------------------------------
Flextronics International Ltd.(1)              44,000      $    630,960
Micrel, Inc.(1)                                55,000         1,104,400
-----------------------------------------------------------------------
                                                           $  1,735,360
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 5.1%
-----------------------------------------------------------------------
Capital One Financial Corp.                    72,000      $  3,547,440
MBNA Corp.                                     60,500         2,098,140
-----------------------------------------------------------------------
                                                           $  5,645,580
-----------------------------------------------------------------------
Foods -- 1.6%
-----------------------------------------------------------------------
Dean Foods Co.(1)                               9,400      $    673,698
Fleming Companies, Inc.                        67,000         1,092,100
-----------------------------------------------------------------------
                                                           $  1,765,798
-----------------------------------------------------------------------
Health Insurance -- 0.5%
-----------------------------------------------------------------------
Anthem, Inc.(1)                                 9,000      $    522,900
-----------------------------------------------------------------------
                                                           $    522,900
-----------------------------------------------------------------------
Health Services -- 6.5%
-----------------------------------------------------------------------
MIM Corp.(1)                                  275,000      $  4,061,750
PacifiCare Health Systems, Inc. Class
A(1)                                          140,700         2,075,325
Province Healthcare Co.(1)                     37,000         1,040,810
-----------------------------------------------------------------------
                                                           $  7,177,885
-----------------------------------------------------------------------
Healthcare Products -- 3.3%
-----------------------------------------------------------------------
NBTY, Inc.(1)                                 247,100      $  3,666,964
-----------------------------------------------------------------------
                                                           $  3,666,964
-----------------------------------------------------------------------
Insurance -- 9.7%
-----------------------------------------------------------------------
Ace Ltd.                                       25,000      $  1,097,500
Kingsway Financial Services, Inc.(1)          170,700         1,794,057
Progressive Corp.                              30,700         4,783,060
Radian Group, Inc.                             40,000         1,866,800
XL Capital Ltd. Class A                        12,000         1,143,120
-----------------------------------------------------------------------
                                                           $ 10,684,537
-----------------------------------------------------------------------
Internet Services -- 2.9%
-----------------------------------------------------------------------
Alloy Online, Inc.(1)                          42,000      $    636,258
SmartForce PLC ADR(1)                          66,000           907,500
TALX Corp.                                     20,000           445,600
WebEx Communications, Inc.(1)                 110,500         1,261,910
-----------------------------------------------------------------------
                                                           $  3,251,268
-----------------------------------------------------------------------
Investment Services -- 3.2%
-----------------------------------------------------------------------
Goldman Sachs Group, Inc.                       8,000      $    647,520
Knight Trading Group, Inc.(1)                  93,000           740,280

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Investment Services (continued)
-----------------------------------------------------------------------
Labranche & Co., Inc.(1)                       30,000      $    937,500
Merrill Lynch & Co., Inc.                      25,000         1,198,750
-----------------------------------------------------------------------
                                                           $  3,524,050
-----------------------------------------------------------------------
Manufactured Housing -- 0.8%
-----------------------------------------------------------------------
Fleetwood Enterprises, Inc.                    92,000      $    918,160
-----------------------------------------------------------------------
                                                           $    918,160
-----------------------------------------------------------------------
Medical Products -- 0.6%
-----------------------------------------------------------------------
Becton, Dickinson and Co.                      18,000      $    660,420
-----------------------------------------------------------------------
                                                           $    660,420
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 7.2%
-----------------------------------------------------------------------
Hanover Compressor Co.(1)                     210,000      $  3,685,500
Precision Drilling Corp.(1)                    50,000         1,470,000
Rowan Cos., Inc.(1)                            60,000         1,119,000
Universal Compression Holdings, Inc.(1)        68,000         1,699,320
-----------------------------------------------------------------------
                                                           $  7,973,820
-----------------------------------------------------------------------
Retail -- 11.3%
-----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                   14,000      $    576,100
GameStop Corp.(1)                              58,600         1,119,260
Gymboree Corp.(1)                             415,000         5,581,750
Hollywood Entertainment Corp.(1)              290,000         4,118,000
Rent-Way, Inc.(1)                              57,000           313,500
Starbucks Corp.(1)                             34,000           782,340
-----------------------------------------------------------------------
                                                           $ 12,490,950
-----------------------------------------------------------------------
Retail - Apparel -- 2.5%
-----------------------------------------------------------------------
Abercrombie & Fitch Co. Class A(1)            105,000      $  2,797,200
-----------------------------------------------------------------------
                                                           $  2,797,200
-----------------------------------------------------------------------
Semiconductor Equipment -- 6.6%
-----------------------------------------------------------------------
ASM International N.V.(1)                     148,000      $  3,162,760
LTX Corp.(1)                                  105,000         2,268,000
Varian Semiconductor Equipment
Associates, Inc.(1)                            55,000         1,871,100
-----------------------------------------------------------------------
                                                           $  7,301,860
-----------------------------------------------------------------------
Semiconductors -- 5.2%
-----------------------------------------------------------------------
Integrated Device Technology, Inc.(1)         108,900      $  2,784,573
Microsemi Corp.(1)                             90,000         1,214,100
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Semiconductors (continued)
-----------------------------------------------------------------------
SIPEX Corp.(1)                                190,000      $  1,812,600
-----------------------------------------------------------------------
                                                           $  5,811,273
-----------------------------------------------------------------------
Software -- 0.6%
-----------------------------------------------------------------------
Avant! Corp.(1)                                40,000      $    698,000
-----------------------------------------------------------------------
                                                           $    698,000
-----------------------------------------------------------------------
Telecommunications - Services -- 0.6%
-----------------------------------------------------------------------
IDT Corp.(1)                                   40,000      $    658,000
-----------------------------------------------------------------------
                                                           $    658,000
-----------------------------------------------------------------------
Tobacco -- 2.4%
-----------------------------------------------------------------------
Vector Group Ltd.                              94,000      $  2,616,960
-----------------------------------------------------------------------
                                                           $  2,616,960
-----------------------------------------------------------------------
Travel Services -- 5.0%
-----------------------------------------------------------------------
Hotel Reservations Network, Inc.(1)           108,500      $  5,533,500
-----------------------------------------------------------------------
                                                           $  5,533,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $92,214,017)                           $106,724,935
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Co., 1.88%,
3/1/02                                       $  2,993      $  2,993,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $2,993,000)                         $  2,993,000
-----------------------------------------------------------------------
Total Investments -- 99.2%
   (identified cost $95,207,017)                           $109,717,935
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                     $    932,251
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $110,650,186
-----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
----------------------------------------------------------------
Investments, at value (identified cost,
   $95,207,017)                                     $109,717,935
Cash                                                         950
Receivable for investments sold                        1,892,840
Dividends receivable                                       6,652
Prepaid expenses                                             644
----------------------------------------------------------------
TOTAL ASSETS                                        $111,619,021
----------------------------------------------------------------
Liabilities
----------------------------------------------------------------
Payable for investments purchased                   $    950,850
Accrued expenses                                          17,985
----------------------------------------------------------------
TOTAL LIABILITIES                                   $    968,835
----------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $110,650,186
----------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $ 96,139,268
Net unrealized appreciation (computed on the basis
   of identified cost)                                14,510,918
----------------------------------------------------------------
TOTAL                                               $110,650,186
----------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $533)              $    182,757
Interest                                                  56,560
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $    239,317
----------------------------------------------------------------

Expenses
----------------------------------------------------------------
Investment adviser fee                              $    363,002
Trustees' fees and expenses                                4,884
Custodian fee                                             47,458
Legal and accounting services                             12,694
Interest expense                                           5,990
Miscellaneous                                              1,678
----------------------------------------------------------------
TOTAL EXPENSES                                      $    435,706
----------------------------------------------------------------

NET INVESTMENT LOSS                                 $   (196,389)
----------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $(10,276,649)
----------------------------------------------------------------
NET REALIZED LOSS                                   $(10,276,649)
----------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $  1,295,398
----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $  1,295,398
----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                    $ (8,981,251)
----------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS          $ (9,177,640)
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $        (196,389) $      (290,137)
   Net realized loss                                      (10,276,649)     (22,097,035)
   Net change in unrealized
      appreciation (depreciation)                           1,295,398      (16,482,079)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS          $      (9,177,640) $   (38,869,251)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $      23,481,977  $     6,876,532
   Withdrawals                                            (26,120,670)     (29,093,483)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $      (2,638,693) $   (22,216,951)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $     (11,816,333) $   (61,086,202)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $     122,466,519  $   183,552,721
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $     110,650,186  $   122,466,519
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------------
                                  (UNAUDITED)            2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                     0.75%(1)         0.73%        0.72%        0.71%        0.71%        0.72%
   Interest expense                       0.01%(1)         0.04%        0.01%          --           --           --
   Net investment income
      (loss)                              0.34%(1)        (0.20)%       0.16%        0.40%        0.73%        0.48%
Portfolio Turnover                         154%             301%         274%          34%          55%          28%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (7.42)%             --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $110,650         $122,467     $183,553     $193,824     $180,258     $179,785
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2002, $511 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   six months ended February 28, 2002, the fee amounted to $363,002. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $173,343,005 and $179,041,455, respectively, for the six months ended February 28, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $95,207,017
    -----------------------------------------------------
    Gross unrealized appreciation             $19,905,266
    Gross unrealized depreciation              (5,394,348)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $14,510,918
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended February 28, 2002 was $446,409 and the average interest rate was 2.71%.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2002

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Gregory L. Coleman
Vice President

Thomas E. Faust, Jr.
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------

444-4/02                                                                   GFSRC